PROPERTY AND EQUIPMENT (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following (in thousands):

	June 30, 2022	December 31, 2021
Computer equipment	$308	$225
Data warehouse	286	256
Software	196	196
	790	677
Less accumulated depreciation and amortization	(319)	(197)
Property and Equipment	$471	$480

Property and equipment consist of the following as of December 31, 2021 and 2020:
	December 31,
	2021	2020
Computer equipment	$225	$83
Data warehouse	256	145
Software	196	—
	677	228
Less accumulated depreciation and amortization	(197)	(23)
Property and Equipment	$480	$205